Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of income tax and social contribution

	12/31/2025	12/31/2024
Current	(328)	(5,503)
Deferred	(15,475)	20,138
	(15,803)	14,635

Schedule of effective income tax rate reconciliation

	12/31/2025	12/31/2024
Loss before income tax and social contribution	(34,382)	(66,031)
Statutory tax rate	27%	27%
Tax credit at statutory rate	9,283	17,828
Reconciling items
Impact of foreign income tax rate differential	1,727	3,312
Exclusion of Canadian tax credits	(2,658)	(5,053)
Unrecognized tax loss carryforwards	(24,155)	(1,452)
Current and deferred income tax and social contribution	(15,803)	14,635
Effective tax rate	(46.0%)	22.2%

Schedule of deferred income tax and social contribution

	12/31/2024	Income	Equity	12/31/2025
Temporary differences:
Pre-operational expenses	2,490	(729)	—	1,761
Tax loss carry forward (1)	8,165	(8,530)	365	—
Unrealized foreign currency fluctuation	8,364	(6,219)	—	2,145
Leasing	(14)	(26)	—	(40)
Taxes installments program	1,365	384	—	1,749
Commission provision	435	(382)	—	53
Reversal of present value adjustment (ARO)	—	82	—	82
Financial result – Swap transactions	168	(2)	—	166
Others	—	(53)	—	(53)
Foreign currency translation adjustment of subsidiaries	(1,743)	—	2,048	305
Total deferred tax assets	19,230	(15,475)	2,413	6,168
(1)	As of December 31, 2025, the Company fully reversed the deferred tax asset related to tax loss carryforwards and the negative basis of social contribution generated in Brazil, totaling $8,165 as of December 31, 2024, as management does not expect to generate sufficient taxable income to utilize that amount. This reversal was recognized solely for accounting purposes, since tax loss carryforwards in Brazil do not expire for tax purposes.